Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Volatility Shares Trust
Entity Central Index Key	0001884021
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
2x Bitcoin Strategy ETF (Consolidated)
Shareholder Report [Line Items]
Fund Name	2x Bitcoin Strategy ETF (Consolidated)
Class Name	2x Bitcoin Strategy ETF (Consolidated)
Trading Symbol	BITX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 2x Bitcoin Strategy ETF (Consolidated) for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/bitx. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/bitx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Bitcoin Strategy ETF (Consolidated)	$178	2.73%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	2.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Bitcoin Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of bitcoin. The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin futures contracts. Bitcoin returns were driven by factors such as the evolving regulatory environment for digital assets, expectation of growing institutional adoption, inflows and outflows in bitcoin-related exchange traded products, geopolitical uncertainty, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -58.34%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/26/2023)
2x Bitcoin Strategy ETF (Consolidated) NAV	-58.34	9.17
S&P 500 TR	16.99	20.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/bitx for more recent performance information.
Net Assets	$ 902,155,608
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 40,134,685
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$902,155,608
Number of Holdings	4
Net Advisory Fee	$40,134,685
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	%
CME Bitcoin Futures Mar 26	179.9
CME Bitcoin Futures Apr 26	20.1

Top Holdings**	%
United States Treasury Bill 3.61% 3/17/2026	232.4
Reverse Repurchase Agreements	-229.9
[1],[2]
Updated Prospectus Web Address	https://www.volatilityshares.com/bitx
2x Ether ETF
Shareholder Report [Line Items]
Fund Name	2x Ether ETF
Class Name	2x Ether ETF
Trading Symbol	ETHU
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 2x Ether ETF for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/ethu. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/ethu
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Ether ETF (Consolidated)	$161	2.84%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	2.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Ether ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ether. The fund seeks to achieve its investment objective primarily through managed exposure to ether futures contracts. Ether returns were driven by factors such as the evolving regulatory environment for digital assets, expectation of growing institutional adoption, inflows and outflows in ether-related exchange traded products, geopolitical uncertainty, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -65.63%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2024)
2x Ether ETF (Consolidated) NAV	-65.78	-78.95
S&P 500 TR	16.99	17.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/ethu for more recent performance information.
Net Assets	$ 730,296,212
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 25,753,103
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$730,296,212
Number of Holdings	7
Net Advisory Fee	$25,753,103
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	(%)
CME Ether Future Mar26	100.2
CME Ether Future Apr26	99.8

Top Holdings**	(%)
United States Treasury Bill 3.60% 3/24/2026	139.9
United States Treasury Bill 3.59% 5/21/2026	100.5
United States Treasury Bill 3.59% 5/14/2026	34.0
United States Treasury Bill 3.61% 4/21/2026	25.3
Reverse Repurchase Agreements	-296.8
[3],[4]
Material Fund Change [Text Block]	MATERIAL FUND CHANGES Management Fee initial waiver period expired June 30, 2025, such that the management fee became 1.85%.
Updated Prospectus Web Address	https://www.volatilityshares.com/ethu
2x Solana ETF
Shareholder Report [Line Items]
Fund Name	2x Solana ETF
Class Name	2x Solana ETF
Trading Symbol	SOLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 2x Solana ETF for the period of March 20, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/solt. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/solt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x Solana ETF	$153	2.92%
[5],[6]
Expenses Paid, Amount	$ 153
Expense Ratio, Percent	2.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x Solana ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of SOL. The Fund seeks to achieve its investment objective primarily through managed exposure to SOL futures contracts. Fund returns were driven by factors such as the evolving regulatory environment for digital assets, inflows and outflows in Solana-related exchange traded products, geopolitical uncertainty, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -84.46%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/19/2025)
2x Solana ETF (Consolidated) NAV	-84.46
S&P 500 TR	22.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/solt for more recent performance information.
Net Assets	$ 138,802,483
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 4,422,636
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$138,802,483
Number of Holdings	3
Net Advisory Fee	$4,422,636
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	%
Sol Futures Mar26	200.0

Top Holdings**	%
United States Treasury Bill 3.61% 3/17/2026	345.3
Reverse Repurchase Agreements	-341.5
[7],[8]
Updated Prospectus Web Address	https://www.volatilityshares.com/solt
2x XRP ETF
Shareholder Report [Line Items]
Fund Name	2x XRP ETF
Class Name	2x XRP ETF
Trading Symbol	XRPT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 2x XRP ETF for the period of May 22, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/xrpt. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/xrpt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
2x XRP ETF	$98	2.22%
[9],[10]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 2x XRP ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of XRP. The Fund seeks to achieve its investment objective primarily through managed exposure to XRP futures contracts. Fund returns were driven by factors such as the evolving regulatory environment for digital assets, inflows and outflows in XRP-related exchange traded products, geopolitical uncertainty, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -85.68%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/21/2025)
2x XRP ETF (Consolidated) NAV	-85.68
S&P 500 TR	18.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/xrpt for more recent performance information.
Net Assets	$ 70,628,103
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 701,166
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$70,628,103
Number of Holdings	3
Net Advisory Fee	$701,166
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	%
CME XRP Futures Mar26	200.1

Top Holdings**	%
United States Treasury Bill 3.59% 5/21/2026	365.2
Reverse Repurchase Agreements	-361.7
[11],[12]
Updated Prospectus Web Address	https://www.volatilityshares.com/xrpt
One+One Nasdaq-100® and Bitcoin ETF
Shareholder Report [Line Items]
Fund Name	One+One Nasdaq-100® and Bitcoin ETF
Class Name	One+One Nasdaq-100® and Bitcoin ETF
Trading Symbol	OOQB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the One+One Nasdaq-100® and Bitcoin ETF for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/ooqb. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/ooqb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One+One Nasdaq-100® and Bitcoin ETF (Consolidated)	$79	0.98%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The One+One™ Nasdaq-100® and Bitcoin ETF (the “Fund”) seeks long-term capital appreciation by seeking to participate in 100% of the returns of the Nasdaq-100® Index plus 100% of the returns of bitcoin. The fund seeks to achieve its investment objective primarily through managed exposure to futures contracts. Returns were driven by factors such as the evolving regulatory environment for digital assets, expectation of growing institutional adoption for digital assets, inflows and outflows in digital asset-related exchange traded products, ongoing geopolitical and economic uncertainty related to United States’ tariff policies, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -21.31%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/18/2025)
One+One Nasdaq-100® and Bitcoin ETF (Consolidated) NAV	-21.31	-33.91
S&P 500 TR	16.99	13.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/ooqb for more recent performance information.
Net Assets	$ 625,937
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 8,528
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$625,937
Number of Holdings	4
Net Advisory Fee	$8,528
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	(%)
Nasdaq-100 Micro E-Mini Futures Mar26	103.9%
CME Micro Bitcoin Futures Mar26	100.0%

Top Holdings**	(%)
United States Treasury Bill 3.61% 3/17/2026	63.8
Reverse Repurchase Agreements	-63.1
[13],[14]
Updated Prospectus Web Address	https://www.volatilityshares.com/ooqb
One+One S&P 500® and Bitcoin ETF
Shareholder Report [Line Items]
Fund Name	One+One S&P 500® and Bitcoin ETF
Class Name	One+One S&P 500® and Bitcoin ETF
Trading Symbol	OOSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the One+One S&P 500® and Bitcoin ETF for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/oosb. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/oosb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One+One S&P 500® and Bitcoin ETF (Consolidated)	$73	0.90%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The One+One™ S&P 500® and Bitcoin ETF (the “Fund”) seeks long-term capital appreciation by seeking to participate in 100% of the returns of the S&P 500® Index plus 100% of the returns of bitcoin. The fund seeks to achieve its investment objective primarily through managed exposure to futures contracts. Returns were driven by factors such as the evolving regulatory environment for digital assets, expectation of growing institutional adoption for digital assets, inflows and outflows in digital asset-related exchange traded products, ongoing geopolitical and economic uncertainty related to United States’ tariff policies, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -19.52%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/18/2025)
One+One S&P 500® and Bitcoin ETF (Consolidated) NAV	-19.52	-30.10
S&P 500 TR	16.99	13.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/oosb for more recent performance information.
Net Assets	$ 862,779
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 6,786
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$862,779
Number of Holdings	4
Net Advisory Fee	$6,786
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	(%)
S&P 500 Micro E-Mini Futures Mar26	111.8
CME Micro Bitcoin Futures Mar26	100.0

Top Holdings**	(%)
United States Treasury Bill 3.61% 3/17/2026	52.1
Reverse Repurchase Agreements	-51.5
[15],[16]
Updated Prospectus Web Address	https://www.volatilityshares.com/oosb
Solana ETF
Shareholder Report [Line Items]
Fund Name	Solana ETF
Class Name	Solana ETF
Trading Symbol	SOLZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Solana ETF for the period of March 20, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/solz. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/solz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Solana ETF	$94	1.43%
[17],[18]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Solana ETF (the “Fund”) seeks long-term capital appreciation. The Fund seeks to achieve its investment objective primarily through managed exposure to SOL futures contracts. Fund returns were driven by factors such as the evolving regulatory environment for digital assets, inflows and outflows in Solana-related exchange traded products, geopolitical uncertainty, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -45.15%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/19/2025)
Solana ETF (Consolidated) NAV	-45.15
S&P 500 TR	22.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/solz for more recent performance information.
Net Assets	$ 86,765,158
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 903,329
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$86,765,158
Number of Holdings	3
Net Advisory Fee	$903,329
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	%
Sol Futures Mar26	100.01

Top Holdings**	%
United States Treasury Bill 3.61% 4/21/2026	137.6
Reverse Repurchase Agreements	-136.2
[19],[20]
Updated Prospectus Web Address	https://www.volatilityshares.com/solz
Volatility Premium Plus ETF
Shareholder Report [Line Items]
Fund Name	Volatility Premium Plus ETF
Class Name	Volatility Premium Plus ETF
Trading Symbol	ZVOL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Volatility Premium Plus ETF for the period of March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/zvol. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/zvol
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Volatility Premium Plus ETF (Consolidated)	$138	1.35%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Volatility Premium Plus ETF (the “Fund”) seeks to provide total returns by investing in short positions on futures contracts based on the CBOE Volatility Index (the “VIX”), specifically targeting short positions on fourth-, fifth-, sixth-, and seventh-month VIX Futures Contracts. Fund returns were driven by factors such as intermittent spikes in the VIX index and the alternation between contango and backwardation in VIX futures markets through the period. For the fiscal year ending February 28, 2026, the Fund had a total return of -9.55%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/17/2023)
Volatility Premium Plus ETF (Consolidated) NAV	-9.55	13.35
S&P 500 TR	16.99	20.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/zvol for more recent performance information.
Net Assets	$ 12,488,100
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 209,567
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$12,488,100
Number of Holdings	4
Net Advisory Fee	$209,567
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	(%)
CBOE VIX Future Aug26	33.6
CBOE VIX Future Jul26	33.4
CBOE VIX Future Jun26	19.6
CBOE VIX Future Sep26	13.6
[21]
Updated Prospectus Web Address	https://www.volatilityshares.com/zvol
XRP ETF
Shareholder Report [Line Items]
Fund Name	XRP ETF
Class Name	XRP ETF
Trading Symbol	XRPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the XRP ETF for the period of May 22, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.volatilityshares.com/xrpi. You can also request this information by contacting us at 1 (866) 261-0273.
Additional Information Phone Number	1 (866) 261-0273
Additional Information Website	https://www.volatilityshares.com/xrpi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
XRP ETF	$82	1.46%
[22],[23]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The XRP ETF (the “Fund”) seeks long-term capital appreciation. The Fund seeks to achieve its investment objective primarily through managed exposure to XRP futures contracts. Fund returns were driven by factors such as the evolving regulatory environment for digital assets, inflows and outflows in XRP-related exchange traded products, geopolitical uncertainty, and volatility in the wider economy. For the fiscal year ending February 28, 2026, the Fund had a total return of -49.94%. Primary factors affecting Fund performance included the total return of the futures contracts held by the Fund, the performance of the reference assets to which any futures contracts were linked, the volatility of the reference assets and its impact on compounding, financing rates paid or earned, expenses, transaction costs, and other miscellaneous factors.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/21/2025)
XRP ETF (Consolidated) NAV	-49.94
S&P 500 TR	18.81

Updated Performance Information Location [Text Block]	Visit https://www.volatilityshares.com/xrpi for more recent performance information.
Net Assets	$ 101,638,750
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 947,468
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$101,638,750
Number of Holdings	3
Net Advisory Fee	$947,468
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Market Exposure*	%
CME XRP Futures Mar26	99.99

Top Holdings**	%
United States Treasury Bill 3.61% 4/21/2026	146.8
Reverse Repurchase Agreements	-145.4
[24],[25]
Updated Prospectus Web Address	https://www.volatilityshares.com/xrpi

[1]
**	Investments reflect the market value as a percentage of net assets.

[2]
*	Investments reflect the notional value as a percentage of net assets.

[3]
**	Investments reflect the market value as a percentage of net assets.

[4]
*	Investments reflect the notional value as a percentage of net assets.

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[7]
**	Investments reflect the market value as a percentage of net assets.

[8]
*	Investments reflect the notional value as a percentage of net assets.

[9]
**	Annualized

[10]
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[11]
**	Investments reflect the market value as a percentage of net assets.

[12]
*	Investments reflect the notional value as a percentage of net assets.

[13]
**	Investments reflect the market value as a percentage of net assets.

[14]
*	Investments reflect the notional value as a percentage of net assets.

[15]
**	Investments reflect the market value as a percentage of net assets.

[16]
*	Investments reflect the notional value as a percentage of net assets.

[17]
**	Annualized

[18]
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[19]
**	Investments reflect the market value as a percentage of net assets.

[20]
*	Investments reflect the notional value as a percentage of net assets.

[21]
*	Investments reflect the notional value as a percentage of net assets.

[22]
**	Annualized

[23]
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[24]
**	Investments reflect the market value as a percentage of net assets.

[25]
*	Investments reflect the notional value as a percentage of net assets.